Commitments (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Commitments
Purchase obligations	$ 7,457
Capital commitments	16,584
Total commitments	24,041
Less than 1 year
Commitments
Purchase obligations	7,438
Capital commitments	9,036
Total commitments	16,474
1-2 years
Commitments
Purchase obligations	19
Capital commitments	7,548
Total commitments	$ 7,567